Fresh Start Accounting - Reconciliation of Distributable Value to Fair Value of Successor Common Stock (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jul. 02, 2018	Jul. 01, 2018	Apr. 17, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Distributable value			$ 11,056		$ 11,000
Less: non-controlling interest			(154)	$ (154)
Less: fair value of debt			(7,301)
Less: fair value of other non-operating liabilities			(108)
Add: fair value of tax attributes			8
Fair value of Successor common stock issued upon emergence			$ 3,501
Common stock, shares issued (in shares)	100,234,973	100,000,000	100,000,000	508,763,020		508,763,020,000,000	508,763,020,000,000
Per share value (in dollars per share)			$ 35.01